11. Share Capital: Schedule of Warrants outstanding (Tables)	12 Months Ended
Jun. 30, 2020
Tables/Schedules
Schedule of Warrants outstanding
Number of Warrants	Exercise Price Each	Expiry Date
11,000,000	$0.05	30 June 2021
14,000,000	$0.05	30 June 2022
25,000,000